Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP BlackRock Equity Dividend Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the prospectus for the LVIP BlackRock Equity Dividend Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have an additional strategy from the sub-adviser, portfolio managers for the new strategy, and additional risks.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.73%	0.73%

Distribution and/or Service (12b-1) fees	None	0.25%

Other Expenses	0.08%	0.08%

Total Annual Fund Operating Expenses	0.81%	1.06%

Less Fee Waiver[1]	(0.12%)	(0.12%)

Total Annual Fund Operating Expenses (After Fee Waiver)	0.69%	0.94%

[1] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.11% on the first $750 million of the Fund’s average daily net assets; and 0.15% of the Fund’s average daily net assets in excess of $750 million. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$70	$247	$438	$ 991

Service Class	$96	$325	$573	$1,283

The following replaces the first three paragraphs under Principal Investment Strategies on page 2 and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund, under normal circumstances, seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. The Fund will generally employ a value-oriented analysis and, under normal circumstances, will invest at least 80% of its net assets in large capitalization, dividend paying, equity securities. The Fund may invest in securities of companies with any market capitalization, but generally focuses on large-cap securities. The Fund also may invest in convertible securities and non-convertible preferred stock. Equity securities include common stock, preferred stock, or securities convertible into common stock. Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (“debt security convertibles”) or dividends (“preferred stock”). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock also may be convertible into common stock. The Fund may invest up to 25% of the Fund’s assets in securities of foreign issuers. The Fund may invest in securities from any country, including emerging markets. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies.

Lincoln Investment Advisors Corporation (“adviser”) serves as the investment adviser to the Fund. The adviser has selected BlackRock Investment Management LLC (“BlackRock”) to serve as the Fund’s sub-adviser. The sub-adviser is responsible for the day-to-day management of the Fund’s assets that the adviser allocates to each investment strategy. The adviser may change the allocation at any time, in its sole discretion and the percentage of the Fund’s assets allocated to each strategy may change over time.

For the “equity dividend” strategy, BlackRock selects investments that it believes will both increase in value over the long term and provide current income, focusing on investments that will do both, instead of those that will favor current income over capital appreciation.

For the “select dividend” strategy, BlackRock uses a quantitative, index-oriented approach to replicate the securities included in the Dow Jones U.S. Select Dividend Index (the “Underlying Index”), which measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time.

The adviser intends to allocate approximately 75% of the portion of the Fund’s assets not subject to the overlay to the “equity dividend” strategy and approximately 25% of the portion of the Fund’s assets not subject to the overlay to the “select dividend” strategy. Such allocations are subject to change at the discretion of the adviser.

The following risks are added to the Principal Risks on page 2:

•	Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•	Liquidity Risk. Liquidity risk is the risk that holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired.
•	Passive Management Risk. An indexing strategy invests in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•	Securities Lending Risk. A fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. A fund may lose money if it does not recover the securities it lends. A fund may also lose money if the value of the collateral posted for the loan declines.

LVIP ClearBridge Variable Appreciation Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP ClearBridge Variable Appreciation Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, investment strategies, and risks.

The name of the Fund will be LVIP Blended Core Equity Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.64%	0.64%

Distribution and/or Service (12b-1) fees	None	0.35%

Other Expenses	0.24%	0.24%

Acquired Fund Fees and Expenses (AFFE) [1]	0.67%	0.67%

Total Annual Fund Operating Expenses (including AFFE)[2]	1.55%	1.90%

Less Fee Waiver and Expense Reimbursement[3]	(0.88%)	(0.88%)

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.67%	1.02%

[1] AFFE is based on estimated amounts for the current fiscal year.

[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[3] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.64% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.00% of the Fund’s average daily net assets for the Standard Class (and 0.35% for the Service Class). Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$ 68	$403	$761	$1,771

Service Class	$104	$511	$945	$2,151

The following replaces paragraphs 1 and 2 under Principal Investment Strategies on page 2 and similar text under Investment Objective and Principal Investment Strategies on pages 5-6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a fund of funds structure. Under normal circumstances, the Fund invests substantially all of its assets in mutual funds (“underlying funds”) which, in turn, under normal circumstances, invest at least 80% of their assets in equity securities. The Fund also seeks to control the level of portfolio volatility by employing an actively managed risk-management overlay.

Blended Core Equity Strategy. The Fund, through underlying funds, invests primarily in equity securities. An underlying fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which an underlying fund invests are large-capitalization issuers.

The Fund, through the underlying funds, invests a large percentage of its assets in equity securities of U.S. companies, although it may also invest in equity securities of foreign issuers, either directly or through depositary receipts. Certain underlying funds also may invest in short sales. Certain underlying funds also may invest, to a limited extent, in derivatives consistent with their investment program, such as futures contracts.

In selecting securities, certain underlying funds look for investments among a strong core of growth and value stocks, consisting primarily of blue chip companies dominant in their industries. Certain underlying funds also may invest in companies with prospects for sustained earnings growth and/or a cyclical earnings record. Certain underlying funds use a disciplined portfolio construction process whereby they weight each sector and industry approximately the same as the S&P 500 Index. Certain underlying funds also may purchase stocks that are not in the S&P 500 Index, but it is expected that a majority of such underlying funds’ total assets will be invested in stocks that are in the index at the time of purchase.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds or removing underlying funds from the asset allocation strategy. The adviser also will periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund selection is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund.

The Fund intends to allocate to underlying funds including, but not limited to, the ClearBridge Variable Appreciation Portfolio (in an amount initially expected to be 60% of the portion of the Fund’s assets not subject to the overlay) and the T. Rowe Price Capital Opportunity Fund (in an amount initially expected to be 40% of the portion of the Fund’s assets not subject to the overlay). The allocation to the underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 2 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 2 and 7:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

The following risks are added under Principal Risks on pages 2-3:

•	Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.

•	Securities Lending Risk. A fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. A fund may lose money if it does not recover the securities it lends. A fund may also lose money if the value of the collateral posted for the loan declines.

•
Short Sale Risk. Short sale strategies entail certain unique risks. Short sales involve the risk of loss by buying a security at a higher price than the price at which the Fund previously sold the security short. Because a loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. The Fund’s securities held long may decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

LVIP Dimensional International Core Equity Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP Dimensional International Core Equity Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, investment strategies, and risks.

The name of the Fund will be LVIP Dimensional International Equity Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.25%	0.25%

Distribution and/or Service (12b-1) fees	None	0.25%

Other Expenses	0.08%	0.08%

Acquired Fund Fees and Expenses (AFFE)[1]	0.52%	0.52%

Total Annual Fund Operating Expenses (including AFFE)[2]	0.85%	1.10%

Less Fee Waiver[3]	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (After Fee Waiver)	0.65%	0.90%

[1] AFFE is based on estimated amounts for the current fiscal year.

[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[3] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.20% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$ 66	$251	$452	$1,030

Service Class	$ 92	$330	$587	$1,322

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “underlying funds”), one or more of which may be a feeder fund that invests substantially all of its assets in a master fund which invests directly in securities or other investments (and would also be classified as an underlying fund of the Fund). The Fund also seeks to control the level of portfolio volatility by employing an actively managed risk management overlay. The underlying funds may include funds affiliated with the adviser.

International Equity Strategy. Under normal circumstances, the Fund, through the underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities of non-U.S. companies in developed markets. The underlying funds may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The underlying funds also may use derivatives, such as futures contracts and options on futures contracts for non-U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain underlying funds may lend their portfolio securities to generate additional income.

Certain underlying funds use a market capitalization weighted approach to purchase securities of large non-U.S. companies in countries with developed markets that the portfolio managers of the underlying fund (“UF Managers”) determine to be value stocks. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in such underlying funds. The UF Managers of certain underlying funds may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and profitability, as well as other factors that such UF Managers determine to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing profitability, certain UF Managers may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

Certain underlying funds purchase a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization and value companies as compared to their representation in the international universe. For purposes of such underlying funds, the UF Managers define the international universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by management of such underlying funds. Certain underlying funds’ increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of such underlying fund’s assets to the largest growth companies relative to their weight in the international universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund

The Fund intends to allocate to underlying funds, including, but not limited to the LVIP Dimensional International Core Equity Fund (in an amount initially expected to be 50% of the portion of the Fund’s assets not subject to the overlay) and the DFA International Value Portfolio (in an amount initially expected to be 50% of the portion of the Fund’s assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 3 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 3 and 7:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

The following risks are added under Principal Risks on page 3:

•	Securities Lending Risk. A fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. A fund may lose money if it does not recover the securities it lends. A fund may also lose money if the value of the collateral posted for the loan declines.

LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, investment strategies, and risks.

The name of the Fund will be LVIP Dimensional U.S. Equity Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.25%	0.25%

Distribution and/or Service (12b-1) fees	None	0.25%

Other Expenses	0.06%	0.06%

Acquired Fund Fees and Expenses (AFFE)[1]	0.30%	0.30%

Total Annual Fund Operating Expenses (including AFFE)[2]	0.61%	0.86%

Less Fee Waiver[3]	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (After Fee Waiver)	0.41%	0.66%

[1] AFFE is based on estimated amounts for the current fiscal year.

[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[3] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.20% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$42	$175	$320	$ 743

Service Class	$67	$254	$457	$1,042

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “underlying funds”), while seeking to control the level of portfolio volatility by employing an actively managed risk management overlay. The underlying funds may include funds affiliated with the adviser.

U.S. Equity Strategy. Under normal circumstances, the Fund, through the underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities that are tied economically to the U.S. The underlying funds also may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Certain underlying funds purchase a broad and diverse group of securities of U.S. companies with a greater emphasis on small-capitalization and value companies as compared to their representation in the U.S. Universe. The U.S. Universe is generally defined as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange, NYSE MKT LLC, or Nasdaq Global Market® or such other securities exchanges deemed appropriate by an underlying fund’s investment adviser.

Certain underlying funds generally invest in the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. Under normal circumstances, substantially all of certain underlying funds’ net assets will be invested in the stocks that comprise the S&P 500® Index. Certain underlying funds also may lend their portfolio securities to generate additional income. Ordinarily, portfolio companies will not be sold by certain underlying funds except to reflect additions or deletions of the companies that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the underlying fund’s shares. Given the impact on prices of securities affected by the reconstitution of the S&P 500® Index around the time of a reconstitution date, certain underlying funds may purchase or sell securities that may be impacted by the reconstitution before or after the reconstitution date of the S&P 500® Index. In seeking to approximate the total investment return of the S&P 500® Index, certain underlying funds’ management may also adjust the representation of securities in the underlying fund after considering such securities’ characteristics and other factors the underlying fund’s management determines to be appropriate.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund

The Fund intends to allocate to underlying funds, including, but not limited to the LVIP Dimensional U.S. Core 2 Equity Fund (in an amount initially expected to be 60% of the portion of the Fund’s assets not subject to the overlay) and the Dimensional U.S. Large Company Portfolio (in an amount initially expected to be 40% of the portion of the Fund’s assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 3 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 3 and 7:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

The following risks are added under Principal Risks on page 3:

•	Securities Lending Risk. A fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. A fund may lose money if it does not recover the securities it lends. A fund may also lose money if the value of the collateral posted for the loan declines.

LVIP Franklin Mutual Shares VIP Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP Franklin Mutual Shares VIP Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, investment strategies, and risks.

The name of the Fund will be LVIP Franklin Templeton Value Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.65%	0.65%

Distribution and/or Service (12b-1) fees	None	0.35%

Other Expenses	0.16%	0.16%

Acquired Fund Fees and Expenses (AFFE)[1]	0.59%	0.59%

Total Annual Fund Operating Expenses (including AFFE) [2]	1.40%	1.75%

Less Fee Waiver and Expense Reimbursement[3]	(0.76%)	(0.76%)

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.64%	0.99%

[1] AFFE is based on estimated amounts for the current fiscal year.

[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[3] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.05% of the Fund’s average daily net assets for the Standard Class (and 0.40% for the Service Class). Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$ 65	$368	$693	$1,614

Service Class	$101	$477	$878	$1,999

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on pages 6-7 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “underlying funds”), while seeking to control the level of portfolio volatility by employing an actively managed risk management overlay.

Value Strategy. The underlying funds are primarily Franklin funds. The underlying funds invest in equity securities, including common stock, preferred stock, or securities convertible into common or preferred stock. Certain underlying funds also may invest in debt securities of all types, including debt securities that are rated below investment grade (also known as “junk bonds”) and mortgage-backed securities.

Certain underlying funds also may invest in foreign securities, either directly or through depositary receipts. Certain underlying funds invest in equity securities of U.S. or foreign companies that the underlying fund’s management believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). To a lesser extent, certain underlying funds also may invest in merger arbitrage securities and the debt and equity of distressed companies. Certain underlying funds also may, from time to time, attempt to hedge against market risk using a variety of derivatives. For purposes of pursuing their investment goals, certain underlying funds may enter into currency-related transactions involving certain derivative instruments, including currency forwards and currency futures contracts (including currency index futures contracts). The use of derivative currency transactions may allow certain underlying funds to obtain net long or net negative (short) exposure to selected currencies. Certain underlying funds may also enter into various other transactions involving derivatives, including put and call options on equity securities and swap agreements (which may include total return and credit default swaps). Certain underlying funds may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in currency exchange rates, market prices and other market factors.

Certain underlying funds invest in a broadly diversified portfolio of equity securities that the underlying fund’s management considers to be financially strong, with a focus on “blue chip” companies. Certain underlying funds invest predominantly in equity securities of financially sound companies that have paid consistently rising dividends. Companies that have paid consistently rising dividends include those companies that currently pay dividends on their common stocks and have maintained or increased their dividend rate during the last four consecutive years.

Certain underlying funds invest in a diversified portfolio of debt and equity securities and may shift from one asset class to another based on the underlying fund management’s analysis of the best opportunities for the underlying fund in a given market. Certain underlying funds may invest substantially all of their assets in below investment grade debt securities.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund

The Fund intends to allocate to underlying funds including, but not limited to, the Franklin Mutual Shares VIP Fund (in an amount initially expected to be 50% of the portion of the Fund’s assets not subject to the overlay), Franklin Income Fund (in an amount initially expected to be 30% of the portion of the Fund’s assets not subject to the overlay), Franklin Growth and Income VIP Fund (in an amount initially expected to be 10% of the portion of the Fund’s assets not subject to the overlay), and Franklin Rising Dividends VIP Fund (in an amount initially expected to be 10% of the portion of the Fund’s assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 3 and similar text on page 8:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 3 and 9:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

The following risks are added under Principal Risks on page 3:

•	Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds (“junk bonds”), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
•	Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•	Convertible Bond Risk. The market value of a convertible bond performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible bond usually falls. In addition, convertible bonds are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible bonds are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible bond is also subject to the same types of market and issuer risks that apply to the underlying security.

LVIP Ivy Mid Cap Growth Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the prospectus for the LVIP Ivy Mid Cap Growth Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, an additional sub-adviser, portfolio managers from the new sub-adviser, investment strategies, and risks.

The name of the Fund will be LVIP Blended Mid Cap Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

T. Rowe Price Associates, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the first four paragraphs under Principal Investment Strategies on page 2 and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies that are high quality and/or offer above-average growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of mid-capitalization companies. Mid-capitalization companies are companies with market capitalizations within the range of companies in the Russell Midcap® Growth Index at the time of acquisition. As of December 31, 2014, this range of market capitalizations was between approximately $275 million and $33.5 billion.

Lincoln Investment Advisors Corporation (“adviser”) serves as the investment adviser to the Fund. The adviser has selected Ivy Investment Management Company (“Ivy”) and T. Rowe Price Associates (“T. Rowe Price”) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the adviser allocates to the sub-adviser. The adviser may change the allocation at any time, in its sole discretion, and the percentage of each sub-adviser’s share of the Fund’s assets may change over time.

In selecting securities for the Fund, Ivy primarily emphasizes a bottom-up approach and focuses on companies it believes have strong growth profiles, profitability, attractive valuations and sound capital structures. Ivy may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multiyear growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. Part of Ivy’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

T. Rowe Price’s stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The companies sought typically have: (1) a demonstrated ability to consistently increase revenues, earnings, and cash flow; (2) capable management; (3) attractive business niches; and (4) a sustainable competitive advantage. When T. Rowe Price selects investments, valuation measures, such as a company’s price/earnings (P/E) ratio relative to the market and its own growth rate are also considered. Holdings of high-yielding stocks will typically be limited, but the payment of dividends (even above-average dividends) does not disqualify a stock from consideration. However, investment holdings are expected to have relatively low dividend yields.

The adviser intends to allocate approximately 50% of the portion of the Fund’s assets not subject to the overlay to Ivy Investment Management Company and approximately 50% of the portion of the Fund’s assets not subject to the overlay to T. Rowe Price. Such allocations are subject to change at the discretion of the adviser.

The following risks are added to the Principal Risks on page 3:

•	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•	Liquidity Risk. Liquidity risk is the risk that holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired.

LVIP MFS International Growth Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP MFS International Growth Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, investment strategies, and risks.

The name of the Fund will be LVIP MFS International Equity Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.85%	0.85%

Distribution and/or Service (12b-1) fees	None	0.25%

Other Expenses	0.12%	0.12%

Acquired Fund Fees and Expenses (AFFE)[1]	0.77%	0.77%

Total Annual Fund Operating Expenses (including AFFE)[2]	1.74%	1.99%

Less Fee Waiver and Expense Reimbursement[3]	(0.77%)	(0.77%)

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.97%	1.22%

[1] AFFE is based on estimated amounts for the current fiscal year.

[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[3] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.20% of the Fund’s average daily net assets for the Standard Class (and 0.45% for the Service Class). Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$ 99	$473	$ 872	$1,988
Service Class	$124	$550	$1,001	$2,255

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “underlying funds”), while seeking to control the level of portfolio volatility by employing an actively managed risk management overlay. The underlying funds may include funds affiliated with the adviser.

International Equity Strategy. Under normal circumstances, the Fund, through the underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities (for example, common stocks or depository receipts). The underlying funds may invest in companies of any market capitalization. Certain underlying funds invest primarily in foreign equity securities, including emerging market equity securities.

Certain underlying funds may invest in the stocks of companies the underlying fund management believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies the underlying fund management believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

Certain underlying funds may invest a large percentage of their assets in issuers in a single country, a small number of countries, or a particular geographic region.

Certain underlying fund’s management uses a bottom-up investment approach to buying and selling investments for such underlying fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund

The Fund intends to allocate to underlying funds including, but not limited to, the LVIP MFS International Growth Fund (in an amount initially expected to be 70% of the portion of the Fund’s assets not subject to the overlay), MFS® Research International Portfolio (in an amount initially expected to be 20% of the portion of the Fund’s assets not subject to the overlay), and LVIP MFS Value Fund (in an amount initially expected to be 10% of the portion of the Fund’s assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 2 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 2 and 7:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

The following risks are added under Principal Risks on page 3:

•	Liquidity Risk. Liquidity risk is the risk that holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired.

LVIP Templeton Growth Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the prospectus for the LVIP Templeton Growth Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, additional sub-advisers, portfolio managers from the new sub-advisers, investment strategies, and risks.

The name of the Fund will be LVIP Franklin Templeton Global Equity Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Franklin Advisers Inc., Franklin Advisory Services, LLC and Franklin Mutual Advisers, LLC will be added as additional sub-advisers to the Fund.

The following replaces the first two paragraphs under Principal Investment Strategies on page 2 and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund pursues its objective through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. The Fund, under normal circumstances, invests at least 80% of its net assets in equity securities issued by companies of any nation, including countries in emerging markets. Investments are primarily made in common stocks and may include those of mid-cap companies. The Fund’s investments will generally be selected from among many different industries. As a general matter, the Fund will invest in a minimum of five different foreign countries.

Lincoln Investment Advisors Corporation (“adviser”) serves as the investment adviser to the Fund. The adviser has selected Templeton Investment Counsel, LLC (“TIC”); Franklin Advisers Inc. (“FA”); Franklin Advisory Services, LLC (“FAS”); and Franklin Mutual Advisers, LLC (“FMA”) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the adviser allocates to the sub-adviser. The adviser may change the allocation at any time, in its sole discretion and the percentage of each sub-adviser’s share of the Fund’s assets may change over time.

TIC emphasizes a “value” approach to selecting stocks with the goal of identifying those companies selling at the greatest discount to future intrinsic value. TIC employs a “bottom-up” selection process which focuses on the financial condition and competitiveness of individual companies. While historical value measures (e.g. P/E ratios, operating profit margins, liquidation value) are important to this process, the primary factor in selecting individual stocks is a company’s current price relative to its future or long-term earnings potential, or real book value, whichever is appropriate. Securities are evaluated with a five-year investment horizon. A stock may be sold because there is substantially greater value in another stock, the stock approaches the “fair value” target price, or due to a deterioration in the fundamentals upon which the stock was purchased.

Under normal market conditions, FA seeks investments primarily in equity securities of companies that FA believes are leaders in innovation, take advantage of new technologies, have superior management, and benefit from new industry conditions in the dynamically changing global economy. The Fund may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the United States. Although FA searches for investments across a large number of sectors, it expects to have significant positions in particular sectors including, for example, technology and health care. FA uses fundamental, “bottom-up” research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, FA looks for companies it believes can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders.

Under normal market conditions, FAS invests in equity securities of financially sound companies that have paid consistently rising dividends. Companies that have paid consistently rising dividends include those companies that currently pay dividends on their common stocks and have maintained or increased their dividend rate during the last four consecutive years. Under normal market conditions, FAS primarily invests in securities of companies that have: (1) consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time; (2) increased dividends substantially (at least 100%) over the last 10 years; (3) reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies); (4) either long-term debt that is no more than 50% of total capitalization (except for utility companies) or senior debt that has been rated investment grade by at least one of the major bond rating organizations; and (5) attractive prices, either: (a) in the lower half of the stock’s price/earnings ratio range for the past 10 years; or (b) less than price/earnings ratio of the Standard & Poor’s® 500 Stock Index (this criterion applies only at the time of purchase).

FMA employs a research driven, fundamental value strategy for the Fund. FMA invests primarily in undervalued equity securities (securities trading at a discount to intrinsic value), including convertible securities. Investments are generally selected based on FMA’s own analysis of the security’s intrinsic value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. FMA examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

The Adviser intends to allocate approximately 50% of the portion of the Fund’s assets not subject to the overlay to Templeton Investment Counsel, LLC; approximately 10% of the portion of the Fund’s assets not subject to the overlay to Franklin Advisers, Inc.; approximately 30% of the portion of the Fund’s assets not subject to the overlay to Franklin Advisory Services, LLC and approximately 10% of the portion of the Fund’s assets not subject to the overlay to Franklin Mutual Advisers, LLC. Such allocations are subject to change at the discretion of the Adviser.

The following risks are added to the Principal Risks on page 2:

•	Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•	Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
•	Liquidity Risk. Liquidity risk is the risk that holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired.

LVIP UBS Large Cap Growth Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the prospectus for the LVIP UBS Large Cap Growth Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, an additional sub-adviser, portfolio managers from the new sub-adviser, and new investment strategies.

The name of the Fund will be LVIP Blended Large Cap Growth Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Wellington Management Company LLP will be added as an additional sub-adviser to the Fund.

The following replaces the first four paragraphs under Principal Investment Strategies on page 2 and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund, under normal circumstances, invests at least 80% of its assets in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $3 billion at the time of investment. In addition, up to 20% of the Fund’s assets may be invested in foreign equity securities. Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts (“ADRs”).

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts, whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. The principal types of derivatives used by the Fund include options, futures, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain direct exposure to certain markets.

Lincoln Investment Advisors Corporation (“adviser”) serves as the investment adviser to the Fund. The adviser has selected UBS Asset Management (“UBS”) and Wellington Management (“Wellington”) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the Fund’s assets that the adviser allocates to the sub-adviser. The adviser may change the allocation at any time, in its sole discretion and the percentage of each sub-adviser’s share of the Fund’s assets may change over time.

In selecting securities, UBS seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. UBS considers earnings revision trends, expected earnings growth rates, sales acceleration, price-earnings multiples and positive stock price momentum to identify companies it believes can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in current market prices.

Wellington allocates the Fund’s assets across a variety of industries, selecting companies in each industry based on the research of Wellington’s team of global industry analysts. In analyzing a prospective investment, Wellington utilizes a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of a variety of factors, including the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

The adviser intends to allocate approximately 50% of the portion of the Fund’s assets not subject to the overlay to UBS and approximately 50% of the portion of the Fund’s assets not subject to the overlay to Wellington. Such allocations are subject to change at the discretion of the adviser.

LVIP VIP Contrafund® Managed Volatility Portfolio Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP VIP Contrafund® Managed Volatility Portfolio (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, investment strategies, and risks.

The name of the Fund will be LVIP Select Core Equity Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.70%	0.70%

Distribution and/or Service (12b-1) fees	None	0.35%

Other Expenses	0.10%	0.10%

Acquired Fund Fees and Expenses (AFFE) [1]	0.58%	0.58%

Total Annual Fund Operating Expenses (including AFFE)[2]	1.38%	1.73%

Less Fee Waiver and Expense Reimbursement[3]	(0.70%)	(0.70%)

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.68%	1.03%

[1] AFFE is based on estimated amounts for the current fiscal year.

[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[3] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.10% of the Fund’s average daily net assets for the Standard Class (and 0.45% for the Service Class). Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$ 69	$368	$688	$1,597

Service Class	$105	$477	$873	$1,983

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “underlying funds”), while seeking to control the level of portfolio volatility by employing an actively managed risk management overlay.

Select Core Equity Strategy. Under normal circumstances, the Fund, through the underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities. The underlying funds may invest in securities of foreign issuers, in addition to securities of domestic issuers.

Certain underlying funds invest in securities of companies whose value, in the opinion of such underlying fund’s management, is not fully recognized by the public. The types of companies in which certain underlying funds may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earning potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

Certain underlying funds invest primarily in income-producing equity securities. An emphasis on above-average income-producing equity securities tends to lead to investments in large cap “value” stocks. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Certain underlying funds also may invest in other types of equity securities and debt securities, including lower-quality debt securities.

Certain underlying fund’s management use fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund

The Fund intends to allocate to underlying funds including, but not limited to, the Fidelity® VIP Contrafund® Portfolio (in an amount initially expected to be 70% of the portion of the Fund’s assets not subject to the overlay) and the Fidelity® VIP Equity-Income Portfolio (in an amount initially expected to be 30% of the portion of the Fund’s assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 2 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 2 and 7:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

The following risks are added under Principal Risks on pages 2-3:

•	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
•	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

LVIP BlackRock Global Allocation Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Summary Prospectus for the LVIP BlackRock Global Allocation V.I. Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the Summary Prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name and investment strategy.

The name of the Fund will be LVIP BlackRock Global Allocation V.I. Managed Risk Fund. All references to the Fund’s name are revised accordingly.

The following replaces the information under Principal Investment Strategies on page 3 regarding the Managed Volatility Strategy:

Risk Management Strategy. The Fund’s risk management strategy seeks to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. Although the adviser is permitted to invest up to 20% in this strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s net assets in the strategy.

The risk management strategy consists of selling (short) (i.e. hedging) and buying (long) positions in exchange-traded futures contracts. The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The strategy is separate and distinct from any riders or features of your insurance contract.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the strategy. The adviser will seek to hedge currency risk involved in foreign futures contracts.

The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. Under certain circumstances, the Fund’s use of exchange-traded futures in the risk management strategy may increase its economic exposure to equity securities up to a maximum of 80% of the Fund’s assets. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Fund, which is a diversified fund, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).

LVIP JPMorgan Mid Cap Value Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the prospectus for the LVIP JPMorgan Mid Cap Value Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016, the Fund will have a new name, additional strategies from the sub-adviser, and additional portfolio managers for the new strategies.

The name of the Fund will be LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and the information under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund, under normal circumstances, invests at least 80% of its assets in equity securities of medium-cap companies. The sub-adviser defines medium-cap companies as companies with market capitalizations equal to those within the universe of the Russell Midcap® Value Index and/or between $1 billion and $20 billion at the time of purchase. As of the date of the last reconstitution of the Russell Midcap® Value Index on June 26, 2015, the market capitalizations of the companies in the index ranged from $1.6 billion to $27.5 billion. In implementing its strategies, the sub-adviser’s investments are primarily in common stocks and real estate investment trusts (REITs) and while such investments are primarily in medium-cap companies, as described above, the sub-adviser may also invest in equity securities of companies with other capitalizations, including large-cap.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the sub-adviser may invest. To the extent the sub-adviser uses derivatives, the sub-adviser will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Lincoln Investment Advisors Corporation (“adviser”) serves as the investment adviser to the Fund. The adviser has selected JP Morgan Investment Management Inc. (“JPMorgan”) to serve as the Fund’s sub-adviser. JPMorgan is responsible for the day-to-day management of the Fund’s assets that the adviser allocates to each investment strategy. The adviser may change the allocation at any time, in its sole discretion and the percentage of the Fund’s assets allocated to each strategy may change over time.

For the “mid cap value” strategy, JPMorgan employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. JPMorgan looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong, experienced management teams.

For the “intrepid value” strategy, JPMorgan invests primarily in a broad portfolio of equity securities that JPMorgan believes have characteristics such as attractive valuations, high quality and/or strong momentum that should lead to relative outperformance. In identifying high quality securities, JPMorgan looks for profitable companies with sustainable earnings and disciplined management. In identifying securities that have strong momentum, JPMorgan looks for securities which have prices and/or earnings that have been increasing and that JPMorgan believes will continue to increase.

For the “intrepid mid cap” strategy, JPMorgan invests primarily in a broad portfolio of equity securities that JPMorgan believes are attractive based on characteristics such as valuation and momentum. In identifying securities that have attractive momentum characteristics, JPMorgan looks for securities which have prices that have been increasing and that JPMorgan believes will continue to increase.

JPMorgan may sell a security for several reasons. For example, a security may be sold due to a change in the company’s fundamentals or if the sub-adviser believes the security is no longer attractively valued. Investments may also be sold if JPMorgan identifies a stock that it believes offers a better investment opportunity.

The adviser intends to allocate approximately 70% of the portion of the Fund’s assets not subject to the overlay to the “mid cap value” strategy, approximately 15% of the portion of the Fund’s assets not subject to the overlay to the “intrepid value” strategy, and approximately 15% of the portion of the Fund’s assets not subject to the overlay to the “intrepid mid cap” strategy. Such allocations are subject to change at the discretion of the adviser.

LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund (to be known as
LVIP BlackRock Global Allocation V.I. Managed Risk Fund on February 8, 2016)
(each, a “Fund”, and together, the “Funds”)

Supplement Dated January 8, 2016

to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks.

Milliman Financial Risk Management LLC will be added as an additional sub-adviser to the Fund.

The following replaces the first three paragraphs of the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy. The Fund’s risk management strategy seeks to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. Although the adviser is permitted to allocate up to 20% of the Fund’s assets to the risk management strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy.

The risk management strategy consists of selling (short) (i.e. hedging) and buying (long) positions in exchange-traded futures contracts. Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman will regularly adjust the level of exchange-traded futures contracts to manage the overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the strategy. Milliman will seek to hedge currency risk involved in foreign futures contracts.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP Managed Risk Profile 2010 Fund
LVIP Managed Risk Profile 2020 Fund
LVIP Managed Risk Profile 2030 Fund
LVIP Managed Risk Profile 2040 Fund
LVIP Managed Risk Profile 2050 Fund
(each, a “Fund”, and together, the “Funds”)

Supplement Dated January 8, 2016

to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective May 1, 2016, the Fund will have an additional sub-adviser and portfolio managers from the new sub-adviser.

Milliman Financial Risk Management LLC will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy. The Fund may allocate up to 20% of the Fund’s net assets in the risk management strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context means variance in the Fund’s investment returns. Although the adviser may allocate up to 20% of the Fund’s net assets to the risk management strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. Milliman will seek to hedge currency risk involved in foreign futures contracts.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Milliman will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based on the adviser’s evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

Milliman will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall portfolio volatility. The Fund’s target volatility will adjust over time in relation to the target date. The risk management strategy would allow for more volatility of the Fund’s returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund’s returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. On at least an annual basis, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This is designed to ensure that the risk management strategy aligns the Fund’s portfolio volatility with Milliman’s current assessment of overall equity market risk and general economic climate.

The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP American Century VP Mid Cap Value Managed Volatility Fund
LVIP BlackRock Emerging Markets Managed Volatility Fund
LVIP BlackRock Equity Dividend Managed Volatility Fund
LVIP BlackRock U.S. Opportunities Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility Fund
LVIP ClearBridge Variable Appreciation Managed Volatility Fund
LVIP Dimensional International Core Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund
LVIP Franklin Mutual Shares VIP Managed Volatility Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco V.I. Comstock Managed Volatility Fund
LVIP Ivy Mid Cap Growth Managed Volatility Fund
LVIP JPMorgan Mid Cap Value Managed Volatility Fund
LVIP MFS International Growth Managed Volatility Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP SSgA Global Tactical Allocation Managed Volatility Fund
LVIP SSgA International Managed Volatility Fund
LVIP SSgA Large Cap Managed Volatility Fund
LVIP SSgA Small-Cap Managed Volatility Fund
LVIP Templeton Growth Managed Volatility Fund
LVIP UBS Large Cap Growth Managed Volatility Fund
LVIP VIP Contrafund® Managed Volatility Portfolio
LVIP VIP Mid Cap Managed Volatility Portfolio
(each, a “Fund”, and together, the “Funds”)

Supplement Dated January 8, 2016

to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Effective May 1, 2016, the LVIP BlackRock Equity Dividend Managed Volatility Fund will have a new name, LVIP BlackRock Dividend Value Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP BlackRock Equity Dividend Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP BlackRock Equity Dividend Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the prospectus for the LVIP BlackRock Equity Dividend Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have an additional strategy from the sub-adviser, portfolio managers for the new strategy, and additional risks.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.73%	0.73%

Distribution and/or Service (12b-1) fees	None	0.25%

Other Expenses	0.08%	0.08%

Total Annual Fund Operating Expenses	0.81%	1.06%

Less Fee Waiver[1]	(0.12%)	(0.12%)

Total Annual Fund Operating Expenses (After Fee Waiver)	0.69%	0.94%

[1] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.11% on the first $750 million of the Fund’s average daily net assets; and 0.15% of the Fund’s average daily net assets in excess of $750 million. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$70	$247	$438	$ 991

Service Class	$96	$325	$573	$1,283

The following replaces the first three paragraphs under Principal Investment Strategies on page 2 and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund, under normal circumstances, seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. The Fund will generally employ a value-oriented analysis and, under normal circumstances, will invest at least 80% of its net assets in large capitalization, dividend paying, equity securities. The Fund may invest in securities of companies with any market capitalization, but generally focuses on large-cap securities. The Fund also may invest in convertible securities and non-convertible preferred stock. Equity securities include common stock, preferred stock, or securities convertible into common stock. Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (“debt security convertibles”) or dividends (“preferred stock”). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock also may be convertible into common stock. The Fund may invest up to 25% of the Fund’s assets in securities of foreign issuers. The Fund may invest in securities from any country, including emerging markets. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies.

Lincoln Investment Advisors Corporation (“adviser”) serves as the investment adviser to the Fund. The adviser has selected BlackRock Investment Management LLC (“BlackRock”) to serve as the Fund’s sub-adviser. The sub-adviser is responsible for the day-to-day management of the Fund’s assets that the adviser allocates to each investment strategy. The adviser may change the allocation at any time, in its sole discretion and the percentage of the Fund’s assets allocated to each strategy may change over time.

For the “equity dividend” strategy, BlackRock selects investments that it believes will both increase in value over the long term and provide current income, focusing on investments that will do both, instead of those that will favor current income over capital appreciation.

For the “select dividend” strategy, BlackRock uses a quantitative, index-oriented approach to replicate the securities included in the Dow Jones U.S. Select Dividend Index (the “Underlying Index”), which measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time.

The adviser intends to allocate approximately 75% of the portion of the Fund’s assets not subject to the overlay to the “equity dividend” strategy and approximately 25% of the portion of the Fund’s assets not subject to the overlay to the “select dividend” strategy. Such allocations are subject to change at the discretion of the adviser.

The following risks are added to the Principal Risks on page 2:

•	Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
•	Liquidity Risk. Liquidity risk is the risk that holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired.
•	Passive Management Risk. An indexing strategy invests in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•	Securities Lending Risk. A fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. A fund may lose money if it does not recover the securities it lends. A fund may also lose money if the value of the collateral posted for the loan declines.

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Effective May 1, 2016, the LVIP BlackRock Equity Dividend Managed Volatility Fund will have a new name, LVIP BlackRock Dividend Value Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP ClearBridge Variable Appreciation Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP ClearBridge Variable Appreciation Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, investment strategies, and risks.

The name of the Fund will be LVIP Blended Core Equity Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.64%	0.64%

Distribution and/or Service (12b-1) fees	None	0.35%

Other Expenses	0.24%	0.24%

Acquired Fund Fees and Expenses (AFFE) [1]	0.67%	0.67%

Total Annual Fund Operating Expenses (including AFFE)[2]	1.55%	1.90%

Less Fee Waiver and Expense Reimbursement[3]	(0.88%)	(0.88%)

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.67%	1.02%

[1] AFFE is based on estimated amounts for the current fiscal year.

[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[3] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.64% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.00% of the Fund’s average daily net assets for the Standard Class (and 0.35% for the Service Class). Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$ 68	$403	$761	$1,771

Service Class	$104	$511	$945	$2,151

The following replaces paragraphs 1 and 2 under Principal Investment Strategies on page 2 and similar text under Investment Objective and Principal Investment Strategies on pages 5-6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a fund of funds structure. Under normal circumstances, the Fund invests substantially all of its assets in mutual funds (“underlying funds”) which, in turn, under normal circumstances, invest at least 80% of their assets in equity securities. The Fund also seeks to control the level of portfolio volatility by employing an actively managed risk-management overlay.

Blended Core Equity Strategy. The Fund, through underlying funds, invests primarily in equity securities. An underlying fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which an underlying fund invests are large-capitalization issuers.

The Fund, through the underlying funds, invests a large percentage of its assets in equity securities of U.S. companies, although it may also invest in equity securities of foreign issuers, either directly or through depositary receipts. Certain underlying funds also may invest in short sales. Certain underlying funds also may invest, to a limited extent, in derivatives consistent with their investment program, such as futures contracts.

In selecting securities, certain underlying funds look for investments among a strong core of growth and value stocks, consisting primarily of blue chip companies dominant in their industries. Certain underlying funds also may invest in companies with prospects for sustained earnings growth and/or a cyclical earnings record. Certain underlying funds use a disciplined portfolio construction process whereby they weight each sector and industry approximately the same as the S&P 500 Index. Certain underlying funds also may purchase stocks that are not in the S&P 500 Index, but it is expected that a majority of such underlying funds’ total assets will be invested in stocks that are in the index at the time of purchase.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds or removing underlying funds from the asset allocation strategy. The adviser also will periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund selection is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund.

The Fund intends to allocate to underlying funds including, but not limited to, the ClearBridge Variable Appreciation Portfolio (in an amount initially expected to be 60% of the portion of the Fund’s assets not subject to the overlay) and the T. Rowe Price Capital Opportunity Fund (in an amount initially expected to be 40% of the portion of the Fund’s assets not subject to the overlay). The allocation to the underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 2 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 2 and 7:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

The following risks are added under Principal Risks on pages 2-3:

•	Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.

•	Securities Lending Risk. A fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. A fund may lose money if it does not recover the securities it lends. A fund may also lose money if the value of the collateral posted for the loan declines.

•
Short Sale Risk. Short sale strategies entail certain unique risks. Short sales involve the risk of loss by buying a security at a higher price than the price at which the Fund previously sold the security short. Because a loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. The Fund’s securities held long may decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP Dimensional International Core Equity Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Dimensional International Core Equity Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP Dimensional International Core Equity Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, investment strategies, and risks.

The name of the Fund will be LVIP Dimensional International Equity Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.25%	0.25%

Distribution and/or Service (12b-1) fees	None	0.25%

Other Expenses	0.08%	0.08%

Acquired Fund Fees and Expenses (AFFE)[1]	0.52%	0.52%

Total Annual Fund Operating Expenses (including AFFE)[2]	0.85%	1.10%

Less Fee Waiver[3]	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (After Fee Waiver)	0.65%	0.90%

[1] AFFE is based on estimated amounts for the current fiscal year.

[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[3] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.20% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$ 66	$251	$452	$1,030

Service Class	$ 92	$330	$587	$1,322

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “underlying funds”), one or more of which may be a feeder fund that invests substantially all of its assets in a master fund which invests directly in securities or other investments (and would also be classified as an underlying fund of the Fund). The Fund also seeks to control the level of portfolio volatility by employing an actively managed risk management overlay. The underlying funds may include funds affiliated with the adviser.

International Equity Strategy. Under normal circumstances, the Fund, through the underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities of non-U.S. companies in developed markets. The underlying funds may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The underlying funds also may use derivatives, such as futures contracts and options on futures contracts for non-U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain underlying funds may lend their portfolio securities to generate additional income.

Certain underlying funds use a market capitalization weighted approach to purchase securities of large non-U.S. companies in countries with developed markets that the portfolio managers of the underlying fund (“UF Managers”) determine to be value stocks. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in such underlying funds. The UF Managers of certain underlying funds may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and profitability, as well as other factors that such UF Managers determine to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing profitability, certain UF Managers may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

Certain underlying funds purchase a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization and value companies as compared to their representation in the international universe. For purposes of such underlying funds, the UF Managers define the international universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by management of such underlying funds. Certain underlying funds’ increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of such underlying fund’s assets to the largest growth companies relative to their weight in the international universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund

The Fund intends to allocate to underlying funds, including, but not limited to the LVIP Dimensional International Core Equity Fund (in an amount initially expected to be 50% of the portion of the Fund’s assets not subject to the overlay) and the DFA International Value Portfolio (in an amount initially expected to be 50% of the portion of the Fund’s assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 3 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 3 and 7:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

The following risks are added under Principal Risks on page 3:

•	Securities Lending Risk. A fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. A fund may lose money if it does not recover the securities it lends. A fund may also lose money if the value of the collateral posted for the loan declines.

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, investment strategies, and risks.

The name of the Fund will be LVIP Dimensional U.S. Equity Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.25%	0.25%

Distribution and/or Service (12b-1) fees	None	0.25%

Other Expenses	0.06%	0.06%

Acquired Fund Fees and Expenses (AFFE)[1]	0.30%	0.30%

Total Annual Fund Operating Expenses (including AFFE)[2]	0.61%	0.86%

Less Fee Waiver[3]	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (After Fee Waiver)	0.41%	0.66%

[1] AFFE is based on estimated amounts for the current fiscal year.

[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[3] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.20% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$42	$175	$320	$ 743

Service Class	$67	$254	$457	$1,042

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “underlying funds”), while seeking to control the level of portfolio volatility by employing an actively managed risk management overlay. The underlying funds may include funds affiliated with the adviser.

U.S. Equity Strategy. Under normal circumstances, the Fund, through the underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities that are tied economically to the U.S. The underlying funds also may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Certain underlying funds purchase a broad and diverse group of securities of U.S. companies with a greater emphasis on small-capitalization and value companies as compared to their representation in the U.S. Universe. The U.S. Universe is generally defined as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange, NYSE MKT LLC, or Nasdaq Global Market® or such other securities exchanges deemed appropriate by an underlying fund’s investment adviser.

Certain underlying funds generally invest in the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. Under normal circumstances, substantially all of certain underlying funds’ net assets will be invested in the stocks that comprise the S&P 500® Index. Certain underlying funds also may lend their portfolio securities to generate additional income. Ordinarily, portfolio companies will not be sold by certain underlying funds except to reflect additions or deletions of the companies that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the underlying fund’s shares. Given the impact on prices of securities affected by the reconstitution of the S&P 500® Index around the time of a reconstitution date, certain underlying funds may purchase or sell securities that may be impacted by the reconstitution before or after the reconstitution date of the S&P 500® Index. In seeking to approximate the total investment return of the S&P 500® Index, certain underlying funds’ management may also adjust the representation of securities in the underlying fund after considering such securities’ characteristics and other factors the underlying fund’s management determines to be appropriate.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund

The Fund intends to allocate to underlying funds, including, but not limited to the LVIP Dimensional U.S. Core 2 Equity Fund (in an amount initially expected to be 60% of the portion of the Fund’s assets not subject to the overlay) and the Dimensional U.S. Large Company Portfolio (in an amount initially expected to be 40% of the portion of the Fund’s assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 3 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 3 and 7:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

The following risks are added under Principal Risks on page 3:

•	Securities Lending Risk. A fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. A fund may lose money if it does not recover the securities it lends. A fund may also lose money if the value of the collateral posted for the loan declines.

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP Franklin Mutual Shares VIP Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP Franklin Mutual Shares VIP Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, investment strategies, and risks.

The name of the Fund will be LVIP Franklin Templeton Value Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.65%	0.65%

Distribution and/or Service (12b-1) fees	None	0.35%

Other Expenses	0.16%	0.16%

Acquired Fund Fees and Expenses (AFFE)[1]	0.59%	0.59%

Total Annual Fund Operating Expenses (including AFFE) [2]	1.40%	1.75%

Less Fee Waiver and Expense Reimbursement[3]	(0.76%)	(0.76%)

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.64%	0.99%

[1] AFFE is based on estimated amounts for the current fiscal year.

[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[3] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.05% of the Fund’s average daily net assets for the Standard Class (and 0.40% for the Service Class). Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$ 65	$368	$693	$1,614

Service Class	$101	$477	$878	$1,999

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on pages 6-7 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “underlying funds”), while seeking to control the level of portfolio volatility by employing an actively managed risk management overlay.

Value Strategy. The underlying funds are primarily Franklin funds. The underlying funds invest in equity securities, including common stock, preferred stock, or securities convertible into common or preferred stock. Certain underlying funds also may invest in debt securities of all types, including debt securities that are rated below investment grade (also known as “junk bonds”) and mortgage-backed securities.

Certain underlying funds also may invest in foreign securities, either directly or through depositary receipts. Certain underlying funds invest in equity securities of U.S. or foreign companies that the underlying fund’s management believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). To a lesser extent, certain underlying funds also may invest in merger arbitrage securities and the debt and equity of distressed companies. Certain underlying funds also may, from time to time, attempt to hedge against market risk using a variety of derivatives. For purposes of pursuing their investment goals, certain underlying funds may enter into currency-related transactions involving certain derivative instruments, including currency forwards and currency futures contracts (including currency index futures contracts). The use of derivative currency transactions may allow certain underlying funds to obtain net long or net negative (short) exposure to selected currencies. Certain underlying funds may also enter into various other transactions involving derivatives, including put and call options on equity securities and swap agreements (which may include total return and credit default swaps). Certain underlying funds may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in currency exchange rates, market prices and other market factors.

Certain underlying funds invest in a broadly diversified portfolio of equity securities that the underlying fund’s management considers to be financially strong, with a focus on “blue chip” companies. Certain underlying funds invest predominantly in equity securities of financially sound companies that have paid consistently rising dividends. Companies that have paid consistently rising dividends include those companies that currently pay dividends on their common stocks and have maintained or increased their dividend rate during the last four consecutive years.

Certain underlying funds invest in a diversified portfolio of debt and equity securities and may shift from one asset class to another based on the underlying fund management’s analysis of the best opportunities for the underlying fund in a given market. Certain underlying funds may invest substantially all of their assets in below investment grade debt securities.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund

The Fund intends to allocate to underlying funds including, but not limited to, the Franklin Mutual Shares VIP Fund (in an amount initially expected to be 50% of the portion of the Fund’s assets not subject to the overlay), Franklin Income Fund (in an amount initially expected to be 30% of the portion of the Fund’s assets not subject to the overlay), Franklin Growth and Income VIP Fund (in an amount initially expected to be 10% of the portion of the Fund’s assets not subject to the overlay), and Franklin Rising Dividends VIP Fund (in an amount initially expected to be 10% of the portion of the Fund’s assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 3 and similar text on page 8:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 3 and 9:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

The following risks are added under Principal Risks on page 3:

•	Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds (“junk bonds”), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
•	Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•	Convertible Bond Risk. The market value of a convertible bond performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible bond usually falls. In addition, convertible bonds are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible bonds are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible bond is also subject to the same types of market and issuer risks that apply to the underlying security.

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP Ivy Mid Cap Growth Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Ivy Mid Cap Growth Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the prospectus for the LVIP Ivy Mid Cap Growth Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, an additional sub-adviser, portfolio managers from the new sub-adviser, investment strategies, and risks.

The name of the Fund will be LVIP Blended Mid Cap Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

T. Rowe Price Associates, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the first four paragraphs under Principal Investment Strategies on page 2 and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies that are high quality and/or offer above-average growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of mid-capitalization companies. Mid-capitalization companies are companies with market capitalizations within the range of companies in the Russell Midcap® Growth Index at the time of acquisition. As of December 31, 2014, this range of market capitalizations was between approximately $275 million and $33.5 billion.

Lincoln Investment Advisors Corporation (“adviser”) serves as the investment adviser to the Fund. The adviser has selected Ivy Investment Management Company (“Ivy”) and T. Rowe Price Associates (“T. Rowe Price”) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the adviser allocates to the sub-adviser. The adviser may change the allocation at any time, in its sole discretion, and the percentage of each sub-adviser’s share of the Fund’s assets may change over time.

In selecting securities for the Fund, Ivy primarily emphasizes a bottom-up approach and focuses on companies it believes have strong growth profiles, profitability, attractive valuations and sound capital structures. Ivy may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multiyear growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. Part of Ivy’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

T. Rowe Price’s stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The companies sought typically have: (1) a demonstrated ability to consistently increase revenues, earnings, and cash flow; (2) capable management; (3) attractive business niches; and (4) a sustainable competitive advantage. When T. Rowe Price selects investments, valuation measures, such as a company’s price/earnings (P/E) ratio relative to the market and its own growth rate are also considered. Holdings of high-yielding stocks will typically be limited, but the payment of dividends (even above-average dividends) does not disqualify a stock from consideration. However, investment holdings are expected to have relatively low dividend yields.

The adviser intends to allocate approximately 50% of the portion of the Fund’s assets not subject to the overlay to Ivy Investment Management Company and approximately 50% of the portion of the Fund’s assets not subject to the overlay to T. Rowe Price. Such allocations are subject to change at the discretion of the adviser.

The following risks are added to the Principal Risks on page 3:

•	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•	Liquidity Risk. Liquidity risk is the risk that holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired.

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP MFS International Growth Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP MFS International Growth Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP MFS International Growth Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, investment strategies, and risks.

The name of the Fund will be LVIP MFS International Equity Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.85%	0.85%

Distribution and/or Service (12b-1) fees	None	0.25%

Other Expenses	0.12%	0.12%

Acquired Fund Fees and Expenses (AFFE)[1]	0.77%	0.77%

Total Annual Fund Operating Expenses (including AFFE)[2]	1.74%	1.99%

Less Fee Waiver and Expense Reimbursement[3]	(0.77%)	(0.77%)

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.97%	1.22%

[1] AFFE is based on estimated amounts for the current fiscal year.

[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[3] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.20% of the Fund’s average daily net assets for the Standard Class (and 0.45% for the Service Class). Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$ 99	$473	$ 872	$1,988
Service Class	$124	$550	$1,001	$2,255

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “underlying funds”), while seeking to control the level of portfolio volatility by employing an actively managed risk management overlay. The underlying funds may include funds affiliated with the adviser.

International Equity Strategy. Under normal circumstances, the Fund, through the underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities (for example, common stocks or depository receipts). The underlying funds may invest in companies of any market capitalization. Certain underlying funds invest primarily in foreign equity securities, including emerging market equity securities.

Certain underlying funds may invest in the stocks of companies the underlying fund management believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies the underlying fund management believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

Certain underlying funds may invest a large percentage of their assets in issuers in a single country, a small number of countries, or a particular geographic region.

Certain underlying fund’s management uses a bottom-up investment approach to buying and selling investments for such underlying fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund

The Fund intends to allocate to underlying funds including, but not limited to, the LVIP MFS International Growth Fund (in an amount initially expected to be 70% of the portion of the Fund’s assets not subject to the overlay), MFS® Research International Portfolio (in an amount initially expected to be 20% of the portion of the Fund’s assets not subject to the overlay), and LVIP MFS Value Fund (in an amount initially expected to be 10% of the portion of the Fund’s assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 2 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 2 and 7:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

The following risks are added under Principal Risks on page 3:

•	Liquidity Risk. Liquidity risk is the risk that holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired.

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP Templeton Growth Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Templeton Growth Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the prospectus for the LVIP Templeton Growth Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, additional sub-advisers, portfolio managers from the new sub-advisers, investment strategies, and risks.

The name of the Fund will be LVIP Franklin Templeton Global Equity Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Franklin Advisers Inc., Franklin Advisory Services, LLC and Franklin Mutual Advisers, LLC will be added as additional sub-advisers to the Fund.

The following replaces the first two paragraphs under Principal Investment Strategies on page 2 and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund pursues its objective through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. The Fund, under normal circumstances, invests at least 80% of its net assets in equity securities issued by companies of any nation, including countries in emerging markets. Investments are primarily made in common stocks and may include those of mid-cap companies. The Fund’s investments will generally be selected from among many different industries. As a general matter, the Fund will invest in a minimum of five different foreign countries.

Lincoln Investment Advisors Corporation (“adviser”) serves as the investment adviser to the Fund. The adviser has selected Templeton Investment Counsel, LLC (“TIC”); Franklin Advisers Inc. (“FA”); Franklin Advisory Services, LLC (“FAS”); and Franklin Mutual Advisers, LLC (“FMA”) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the adviser allocates to the sub-adviser. The adviser may change the allocation at any time, in its sole discretion and the percentage of each sub-adviser’s share of the Fund’s assets may change over time.

TIC emphasizes a “value” approach to selecting stocks with the goal of identifying those companies selling at the greatest discount to future intrinsic value. TIC employs a “bottom-up” selection process which focuses on the financial condition and competitiveness of individual companies. While historical value measures (e.g. P/E ratios, operating profit margins, liquidation value) are important to this process, the primary factor in selecting individual stocks is a company’s current price relative to its future or long-term earnings potential, or real book value, whichever is appropriate. Securities are evaluated with a five-year investment horizon. A stock may be sold because there is substantially greater value in another stock, the stock approaches the “fair value” target price, or due to a deterioration in the fundamentals upon which the stock was purchased.

Under normal market conditions, FA seeks investments primarily in equity securities of companies that FA believes are leaders in innovation, take advantage of new technologies, have superior management, and benefit from new industry conditions in the dynamically changing global economy. The Fund may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the United States. Although FA searches for investments across a large number of sectors, it expects to have significant positions in particular sectors including, for example, technology and health care. FA uses fundamental, “bottom-up” research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, FA looks for companies it believes can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders.

Under normal market conditions, FAS invests in equity securities of financially sound companies that have paid consistently rising dividends. Companies that have paid consistently rising dividends include those companies that currently pay dividends on their common stocks and have maintained or increased their dividend rate during the last four consecutive years. Under normal market conditions, FAS primarily invests in securities of companies that have: (1) consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time; (2) increased dividends substantially (at least 100%) over the last 10 years; (3) reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies); (4) either long-term debt that is no more than 50% of total capitalization (except for utility companies) or senior debt that has been rated investment grade by at least one of the major bond rating organizations; and (5) attractive prices, either: (a) in the lower half of the stock’s price/earnings ratio range for the past 10 years; or (b) less than price/earnings ratio of the Standard & Poor’s® 500 Stock Index (this criterion applies only at the time of purchase).

FMA employs a research driven, fundamental value strategy for the Fund. FMA invests primarily in undervalued equity securities (securities trading at a discount to intrinsic value), including convertible securities. Investments are generally selected based on FMA’s own analysis of the security’s intrinsic value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. FMA examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

The Adviser intends to allocate approximately 50% of the portion of the Fund’s assets not subject to the overlay to Templeton Investment Counsel, LLC; approximately 10% of the portion of the Fund’s assets not subject to the overlay to Franklin Advisers, Inc.; approximately 30% of the portion of the Fund’s assets not subject to the overlay to Franklin Advisory Services, LLC and approximately 10% of the portion of the Fund’s assets not subject to the overlay to Franklin Mutual Advisers, LLC. Such allocations are subject to change at the discretion of the Adviser.

The following risks are added to the Principal Risks on page 2:

•	Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•	Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
•	Liquidity Risk. Liquidity risk is the risk that holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired.

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP UBS Large Cap Growth Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP UBS Large Cap Growth Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the prospectus for the LVIP UBS Large Cap Growth Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, an additional sub-adviser, portfolio managers from the new sub-adviser, and new investment strategies.

The name of the Fund will be LVIP Blended Large Cap Growth Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Wellington Management Company LLP will be added as an additional sub-adviser to the Fund.

The following replaces the first four paragraphs under Principal Investment Strategies on page 2 and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund, under normal circumstances, invests at least 80% of its assets in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $3 billion at the time of investment. In addition, up to 20% of the Fund’s assets may be invested in foreign equity securities. Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts (“ADRs”).

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts, whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. The principal types of derivatives used by the Fund include options, futures, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain direct exposure to certain markets.

Lincoln Investment Advisors Corporation (“adviser”) serves as the investment adviser to the Fund. The adviser has selected UBS Asset Management (“UBS”) and Wellington Management (“Wellington”) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the Fund’s assets that the adviser allocates to the sub-adviser. The adviser may change the allocation at any time, in its sole discretion and the percentage of each sub-adviser’s share of the Fund’s assets may change over time.

In selecting securities, UBS seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. UBS considers earnings revision trends, expected earnings growth rates, sales acceleration, price-earnings multiples and positive stock price momentum to identify companies it believes can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in current market prices.

Wellington allocates the Fund’s assets across a variety of industries, selecting companies in each industry based on the research of Wellington’s team of global industry analysts. In analyzing a prospective investment, Wellington utilizes a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of a variety of factors, including the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

The adviser intends to allocate approximately 50% of the portion of the Fund’s assets not subject to the overlay to UBS and approximately 50% of the portion of the Fund’s assets not subject to the overlay to Wellington. Such allocations are subject to change at the discretion of the adviser.

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP VIP Contrafund® Managed Volatility Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP VIP Contrafund® Managed Volatility Portfolio Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP VIP Contrafund® Managed Volatility Portfolio (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, investment strategies, and risks.

The name of the Fund will be LVIP Select Core Equity Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.70%	0.70%

Distribution and/or Service (12b-1) fees	None	0.35%

Other Expenses	0.10%	0.10%

Acquired Fund Fees and Expenses (AFFE) [1]	0.58%	0.58%

Total Annual Fund Operating Expenses (including AFFE)[2]	1.38%	1.73%

Less Fee Waiver and Expense Reimbursement[3]	(0.70%)	(0.70%)

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.68%	1.03%

[1] AFFE is based on estimated amounts for the current fiscal year.

[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[3] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.10% of the Fund’s average daily net assets for the Standard Class (and 0.45% for the Service Class). Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$ 69	$368	$688	$1,597

Service Class	$105	$477	$873	$1,983

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “underlying funds”), while seeking to control the level of portfolio volatility by employing an actively managed risk management overlay.

Select Core Equity Strategy. Under normal circumstances, the Fund, through the underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities. The underlying funds may invest in securities of foreign issuers, in addition to securities of domestic issuers.

Certain underlying funds invest in securities of companies whose value, in the opinion of such underlying fund’s management, is not fully recognized by the public. The types of companies in which certain underlying funds may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earning potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

Certain underlying funds invest primarily in income-producing equity securities. An emphasis on above-average income-producing equity securities tends to lead to investments in large cap “value” stocks. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Certain underlying funds also may invest in other types of equity securities and debt securities, including lower-quality debt securities.

Certain underlying fund’s management use fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund

The Fund intends to allocate to underlying funds including, but not limited to, the Fidelity® VIP Contrafund® Portfolio (in an amount initially expected to be 70% of the portion of the Fund’s assets not subject to the overlay) and the Fidelity® VIP Equity-Income Portfolio (in an amount initially expected to be 30% of the portion of the Fund’s assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 2 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 2 and 7:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

The following risks are added under Principal Risks on pages 2-3:

•	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
•	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP BlackRock Global Allocation Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Summary Prospectus for the LVIP BlackRock Global Allocation V.I. Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the Summary Prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name and investment strategy.

The name of the Fund will be LVIP BlackRock Global Allocation V.I. Managed Risk Fund. All references to the Fund’s name are revised accordingly.

The following replaces the information under Principal Investment Strategies on page 3 regarding the Managed Volatility Strategy:

Risk Management Strategy. The Fund’s risk management strategy seeks to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. Although the adviser is permitted to invest up to 20% in this strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s net assets in the strategy.

The risk management strategy consists of selling (short) (i.e. hedging) and buying (long) positions in exchange-traded futures contracts. The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The strategy is separate and distinct from any riders or features of your insurance contract.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the strategy. The adviser will seek to hedge currency risk involved in foreign futures contracts.

The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. Under certain circumstances, the Fund’s use of exchange-traded futures in the risk management strategy may increase its economic exposure to equity securities up to a maximum of 80% of the Fund’s assets. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Fund, which is a diversified fund, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks.

Milliman Financial Risk Management LLC will be added as an additional sub-adviser to the Fund.

The following replaces the first three paragraphs of the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy. The Fund’s risk management strategy seeks to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. Although the adviser is permitted to allocate up to 20% of the Fund’s assets to the risk management strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy.

The risk management strategy consists of selling (short) (i.e. hedging) and buying (long) positions in exchange-traded futures contracts. Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman will regularly adjust the level of exchange-traded futures contracts to manage the overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the strategy. Milliman will seek to hedge currency risk involved in foreign futures contracts.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP JPMorgan Mid Cap Value Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the prospectus for the LVIP JPMorgan Mid Cap Value Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016, the Fund will have a new name, additional strategies from the sub-adviser, and additional portfolio managers for the new strategies.

The name of the Fund will be LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and the information under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund, under normal circumstances, invests at least 80% of its assets in equity securities of medium-cap companies. The sub-adviser defines medium-cap companies as companies with market capitalizations equal to those within the universe of the Russell Midcap® Value Index and/or between $1 billion and $20 billion at the time of purchase. As of the date of the last reconstitution of the Russell Midcap® Value Index on June 26, 2015, the market capitalizations of the companies in the index ranged from $1.6 billion to $27.5 billion. In implementing its strategies, the sub-adviser’s investments are primarily in common stocks and real estate investment trusts (REITs) and while such investments are primarily in medium-cap companies, as described above, the sub-adviser may also invest in equity securities of companies with other capitalizations, including large-cap.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the sub-adviser may invest. To the extent the sub-adviser uses derivatives, the sub-adviser will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Lincoln Investment Advisors Corporation (“adviser”) serves as the investment adviser to the Fund. The adviser has selected JP Morgan Investment Management Inc. (“JPMorgan”) to serve as the Fund’s sub-adviser. JPMorgan is responsible for the day-to-day management of the Fund’s assets that the adviser allocates to each investment strategy. The adviser may change the allocation at any time, in its sole discretion and the percentage of the Fund’s assets allocated to each strategy may change over time.

For the “mid cap value” strategy, JPMorgan employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. JPMorgan looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong, experienced management teams.

For the “intrepid value” strategy, JPMorgan invests primarily in a broad portfolio of equity securities that JPMorgan believes have characteristics such as attractive valuations, high quality and/or strong momentum that should lead to relative outperformance. In identifying high quality securities, JPMorgan looks for profitable companies with sustainable earnings and disciplined management. In identifying securities that have strong momentum, JPMorgan looks for securities which have prices and/or earnings that have been increasing and that JPMorgan believes will continue to increase.

For the “intrepid mid cap” strategy, JPMorgan invests primarily in a broad portfolio of equity securities that JPMorgan believes are attractive based on characteristics such as valuation and momentum. In identifying securities that have attractive momentum characteristics, JPMorgan looks for securities which have prices that have been increasing and that JPMorgan believes will continue to increase.

JPMorgan may sell a security for several reasons. For example, a security may be sold due to a change in the company’s fundamentals or if the sub-adviser believes the security is no longer attractively valued. Investments may also be sold if JPMorgan identifies a stock that it believes offers a better investment opportunity.

The adviser intends to allocate approximately 70% of the portion of the Fund’s assets not subject to the overlay to the “mid cap value” strategy, approximately 15% of the portion of the Fund’s assets not subject to the overlay to the “intrepid value” strategy, and approximately 15% of the portion of the Fund’s assets not subject to the overlay to the “intrepid mid cap” strategy. Such allocations are subject to change at the discretion of the adviser.

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP American Global Balanced Allocation Managed Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP American Global Balanced Allocation Managed Risk Fund (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks.

Milliman Financial Risk Management LLC will be added as an additional sub-adviser to the Fund.

The following replaces the first three paragraphs of the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy. The Fund’s risk management strategy seeks to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. Although the adviser is permitted to allocate up to 20% of the Fund’s assets to the risk management strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy.

The risk management strategy consists of selling (short) (i.e. hedging) and buying (long) positions in exchange-traded futures contracts. Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman will regularly adjust the level of exchange-traded futures contracts to manage the overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the strategy. Milliman will seek to hedge currency risk involved in foreign futures contracts.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP American Global Growth Allocation Managed Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP American Global Growth Allocation Managed Risk Fund (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks.

Milliman Financial Risk Management LLC will be added as an additional sub-adviser to the Fund.

The following replaces the first three paragraphs of the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy. The Fund’s risk management strategy seeks to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. Although the adviser is permitted to allocate up to 20% of the Fund’s assets to the risk management strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy.

The risk management strategy consists of selling (short) (i.e. hedging) and buying (long) positions in exchange-traded futures contracts. Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman will regularly adjust the level of exchange-traded futures contracts to manage the overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the strategy. Milliman will seek to hedge currency risk involved in foreign futures contracts.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP Global Conservative Allocation Managed Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Global Conservative Allocation Managed Risk Fund (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks.

Milliman Financial Risk Management LLC will be added as an additional sub-adviser to the Fund.

The following replaces the first three paragraphs of the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy. The Fund’s risk management strategy seeks to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. Although the adviser is permitted to allocate up to 20% of the Fund’s assets to the risk management strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy.

The risk management strategy consists of selling (short) (i.e. hedging) and buying (long) positions in exchange-traded futures contracts. Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman will regularly adjust the level of exchange-traded futures contracts to manage the overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the strategy. Milliman will seek to hedge currency risk involved in foreign futures contracts.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP Global Growth Allocation Managed Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Global Growth Allocation Managed Risk Fund (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks.

Milliman Financial Risk Management LLC will be added as an additional sub-adviser to the Fund.

The following replaces the first three paragraphs of the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy. The Fund’s risk management strategy seeks to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. Although the adviser is permitted to allocate up to 20% of the Fund’s assets to the risk management strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy.

The risk management strategy consists of selling (short) (i.e. hedging) and buying (long) positions in exchange-traded futures contracts. Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman will regularly adjust the level of exchange-traded futures contracts to manage the overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the strategy. Milliman will seek to hedge currency risk involved in foreign futures contracts.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP Global Moderate Allocation Managed Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Global Moderate Allocation Managed Risk Fund (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks.

Milliman Financial Risk Management LLC will be added as an additional sub-adviser to the Fund.

The following replaces the first three paragraphs of the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy. The Fund’s risk management strategy seeks to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. Although the adviser is permitted to allocate up to 20% of the Fund’s assets to the risk management strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy.

The risk management strategy consists of selling (short) (i.e. hedging) and buying (long) positions in exchange-traded futures contracts. Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman will regularly adjust the level of exchange-traded futures contracts to manage the overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the strategy. Milliman will seek to hedge currency risk involved in foreign futures contracts.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP U.S. Growth Allocation Managed Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP U.S. Growth Allocation Managed Risk Fund (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks.

Milliman Financial Risk Management LLC will be added as an additional sub-adviser to the Fund.

The following replaces the first three paragraphs of the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy. The Fund’s risk management strategy seeks to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. Although the adviser is permitted to allocate up to 20% of the Fund’s assets to the risk management strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy.

The risk management strategy consists of selling (short) (i.e. hedging) and buying (long) positions in exchange-traded futures contracts. Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman will regularly adjust the level of exchange-traded futures contracts to manage the overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the strategy. Milliman will seek to hedge currency risk involved in foreign futures contracts.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP Managed Risk Profile 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Managed Risk Profile 2010 Fund (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective May 1, 2016, the Fund will have an additional sub-adviser and portfolio managers from the new sub-adviser.

Milliman Financial Risk Management LLC will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy. The Fund may allocate up to 20% of the Fund’s net assets in the risk management strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context means variance in the Fund’s investment returns. Although the adviser may allocate up to 20% of the Fund’s net assets to the risk management strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. Milliman will seek to hedge currency risk involved in foreign futures contracts.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Milliman will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based on the adviser’s evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

Milliman will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall portfolio volatility. The Fund’s target volatility will adjust over time in relation to the target date. The risk management strategy would allow for more volatility of the Fund’s returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund’s returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. On at least an annual basis, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This is designed to ensure that the risk management strategy aligns the Fund’s portfolio volatility with Milliman’s current assessment of overall equity market risk and general economic climate.

The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP Managed Risk Profile 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Managed Risk Profile 2020 Fund (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective May 1, 2016, the Fund will have an additional sub-adviser and portfolio managers from the new sub-adviser.

Milliman Financial Risk Management LLC will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy. The Fund may allocate up to 20% of the Fund’s net assets in the risk management strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context means variance in the Fund’s investment returns. Although the adviser may allocate up to 20% of the Fund’s net assets to the risk management strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. Milliman will seek to hedge currency risk involved in foreign futures contracts.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Milliman will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based on the adviser’s evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

Milliman will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall portfolio volatility. The Fund’s target volatility will adjust over time in relation to the target date. The risk management strategy would allow for more volatility of the Fund’s returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund’s returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. On at least an annual basis, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This is designed to ensure that the risk management strategy aligns the Fund’s portfolio volatility with Milliman’s current assessment of overall equity market risk and general economic climate.

The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP Managed Risk Profile 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Managed Risk Profile 2030 Fund (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective May 1, 2016, the Fund will have an additional sub-adviser and portfolio managers from the new sub-adviser.

Milliman Financial Risk Management LLC will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy. The Fund may allocate up to 20% of the Fund’s net assets in the risk management strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context means variance in the Fund’s investment returns. Although the adviser may allocate up to 20% of the Fund’s net assets to the risk management strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. Milliman will seek to hedge currency risk involved in foreign futures contracts.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Milliman will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based on the adviser’s evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

Milliman will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall portfolio volatility. The Fund’s target volatility will adjust over time in relation to the target date. The risk management strategy would allow for more volatility of the Fund’s returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund’s returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. On at least an annual basis, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This is designed to ensure that the risk management strategy aligns the Fund’s portfolio volatility with Milliman’s current assessment of overall equity market risk and general economic climate.

The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP Managed Risk Profile 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Managed Risk Profile 2040 Fund (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective May 1, 2016, the Fund will have an additional sub-adviser and portfolio managers from the new sub-adviser.

Milliman Financial Risk Management LLC will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy. The Fund may allocate up to 20% of the Fund’s net assets in the risk management strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context means variance in the Fund’s investment returns. Although the adviser may allocate up to 20% of the Fund’s net assets to the risk management strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. Milliman will seek to hedge currency risk involved in foreign futures contracts.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Milliman will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based on the adviser’s evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

Milliman will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall portfolio volatility. The Fund’s target volatility will adjust over time in relation to the target date. The risk management strategy would allow for more volatility of the Fund’s returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund’s returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. On at least an annual basis, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This is designed to ensure that the risk management strategy aligns the Fund’s portfolio volatility with Milliman’s current assessment of overall equity market risk and general economic climate.

The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP Managed Risk Profile 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Managed Risk Profile 2050 Fund (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective May 1, 2016, the Fund will have an additional sub-adviser and portfolio managers from the new sub-adviser.

Milliman Financial Risk Management LLC will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy. The Fund may allocate up to 20% of the Fund’s net assets in the risk management strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context means variance in the Fund’s investment returns. Although the adviser may allocate up to 20% of the Fund’s net assets to the risk management strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. Milliman will seek to hedge currency risk involved in foreign futures contracts.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Milliman will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based on the adviser’s evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

Milliman will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall portfolio volatility. The Fund’s target volatility will adjust over time in relation to the target date. The risk management strategy would allow for more volatility of the Fund’s returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund’s returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. On at least an annual basis, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This is designed to ensure that the risk management strategy aligns the Fund’s portfolio volatility with Milliman’s current assessment of overall equity market risk and general economic climate.

The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP American Century VP Mid Cap Value Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP American Century VP Mid Cap Value Managed Volatility Fund (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Effective May 1, 2016, the LVIP BlackRock Equity Dividend Managed Volatility Fund will have a new name, LVIP BlackRock Dividend Value Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP BlackRock Emerging Markets Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP BlackRock Emerging Markets Managed Volatility Fund (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Effective May 1, 2016, the LVIP BlackRock Equity Dividend Managed Volatility Fund will have a new name, LVIP BlackRock Dividend Value Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP BlackRock U.S. Opportunities Managed Volatility Fund (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Effective May 1, 2016, the LVIP BlackRock Equity Dividend Managed Volatility Fund will have a new name, LVIP BlackRock Dividend Value Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP ClearBridge Large Cap Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP ClearBridge Large Cap Managed Volatility Fund (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Effective May 1, 2016, the LVIP BlackRock Equity Dividend Managed Volatility Fund will have a new name, LVIP BlackRock Dividend Value Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Invesco Diversified Equity-Income Managed Volatility Fund (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Effective May 1, 2016, the LVIP BlackRock Equity Dividend Managed Volatility Fund will have a new name, LVIP BlackRock Dividend Value Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP Invesco V.I. Comstock Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Invesco V.I. Comstock Managed Volatility Fund (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Effective May 1, 2016, the LVIP BlackRock Equity Dividend Managed Volatility Fund will have a new name, LVIP BlackRock Dividend Value Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP Multi-Manager Global Equity Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Multi-Manager Global Equity Managed Volatility Fund (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Effective May 1, 2016, the LVIP BlackRock Equity Dividend Managed Volatility Fund will have a new name, LVIP BlackRock Dividend Value Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP SSgA Global Tactical Allocation Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP SSgA Global Tactical Allocation Managed Volatility Fund (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Effective May 1, 2016, the LVIP BlackRock Equity Dividend Managed Volatility Fund will have a new name, LVIP BlackRock Dividend Value Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP SSgA International Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP SSgA International Managed Volatility Fund (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Effective May 1, 2016, the LVIP BlackRock Equity Dividend Managed Volatility Fund will have a new name, LVIP BlackRock Dividend Value Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP SSgA Large Cap Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP SSgA Large Cap Managed Volatility Fund (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Effective May 1, 2016, the LVIP BlackRock Equity Dividend Managed Volatility Fund will have a new name, LVIP BlackRock Dividend Value Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP SSgA Small-Cap Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP SSgA Small-Cap Managed Volatility Fund (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Effective May 1, 2016, the LVIP BlackRock Equity Dividend Managed Volatility Fund will have a new name, LVIP BlackRock Dividend Value Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

LVIP VIP Mid Cap Managed Volatility Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP VIP Mid Cap Managed Volatility Portfolio (each, a “Fund”, and together, the “Funds”) Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Effective May 1, 2016, the LVIP BlackRock Equity Dividend Managed Volatility Fund will have a new name, LVIP BlackRock Dividend Value Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.